Fair Value Measurements (Details) - USD ($)	3 Months Ended	6 Months Ended	8 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurements (Details) [Line Items]
Cash	$ 879	$ 879
Money market funds	94,427	94,427
Change in fair value of derivative warrant liabilities	12,300,000	$ 14,000,000
Volatility in excess		50.00%	23.50%
Change in fair value of derivative warrant liabilities			$ 8,600,000
Money Market Funds [Member]
Fair Value Measurements (Details) [Line Items]
Cash	762	$ 762
Money market funds	$ 6,244	$ 6,244
Maximum [Member]
Fair Value Measurements (Details) [Line Items]
Volatility rate		50.00%